UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        Gene L. Needles, Jr., PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2009

                  Date of reporting period: December 31, 2009


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

                                  Annual Report

                                   (GRAPHIC)

December 31, 2009

MONEY MARKET MILEAGE FUNDS

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

CONTENTS

PRESIDENT'S MESSAGE................................................            1

FINANCIAL HIGHLIGHTS
   MONEY MARKET MILEAGE FUND.......................................           11

SCHEDULE OF INVESTMENTS
   MONEY MARKET PORTFOLIO..........................................           13

ADDITIONAL INFORMATION.............................................   BACK COVER

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund                      December 31, 2009

(PHOTO OF GENE L. NEEDLES, JR.)

Fellow Shareholders,

     As an introduction to the American Beacon Money Market Mileage Fund Annual Report for the 12-month period ended December 31, 2009, please let me take a moment to tell you how pleased I am to have been serving as President and CEO of American Beacon Advisors since April 15, 2009. I consider it a privilege to hold this position, and I take its responsibilities quite seriously.

     I've enjoyed a long, successful career in the investment business, and I'm no stranger to the ups and downs that markets can deliver. As a fellow investor and shareholder, I experience these trends in much the same way you do. The majority of 2008 was difficult in many ways. However, when I took the helm at American Beacon, I already had many reasons to be optimistic about what might develop in 2009. As of December 31, 2009, my optimism has been largely confirmed.

     For the one-year period (as of 12/31/09), the American Beacon Money Market Mileage Fund reported a total return of 0.04% for the period. Of course, one year of performance doesn't tell the whole story, especially when you're investing for the long term.

     While this 12-month period began amid a frightening recessionary environment, we finished the year with increasing confidence that markets have begun to stabilize, that liquidity has returned to the debt markets and that equity markets have had a substantial recovery.

     I know as well as you do that maintaining a long-term perspective and doing the right thing according to your risk tolerance and time horizon is not always easy. But the professionals at American Beacon are dedicated to working hard to help investors succeed.

     Just as you maintain a commitment to your goals--and to those who inspire you to create your goals--we maintain a strong commitment to due diligence and oversight. That commitment is one of the key reasons I am honored to serve as President and CEO, and pleased to be able to share my enthusiasm about the path ahead with you.

     A financial advisor can be an important ally in creating investment success, so--as you review the enclosed annual report--please feel free to discuss your thoughts and concerns with a trusted advisor. And, as always, the professionals associated with the American Beacon Funds are grateful for the opportunity to serve you.

                                        Best Regards,


                                        /s/ Gene L. Needles, Jr.
                                        Gene L. Needles, Jr.
                                        President
                                        American Beacon Mileage Funds

ECONOMIC OVERVIEW
DECEMBER 31, 2009 (UNAUDITED)

     The economic recovery continued to gain momentum during 2009. The pace of job losses declined, unsold home inventory levels declined and consumer spending increased. In addition, financial market conditions continued to improve as equity prices rose and credit spreads tightened. Many major financial institutions were able to raise capital during the year and pay back funds received under the Troubled Asset Relief Program (TARP). In addition, the Federal Reserve Board (the "Fed") announced in December that it anticipated most of its special liquidity facilities would expire on February 1, 2010 - including the Asset-backed commercial Paper Money Market Mutual Fund Liquidity Facility
(AMLF), the Commercial Paper Funding Facility (CPFF), the Primary Dealer Credit Facility (PDCF), and the Term Securities Lending Facility (TSLF). The Fed believed these liquidity programs would no longer be needed as a result of the "substantial improvement in the functioning of financial markets".

     Despite these improvements, challenges remain. Unlike past recoveries where consumers were the primary drivers of growth, much of the current recovery has been driven by unprecedented fiscal stimulus. As a result, there is a concern about the strength of the recovery without government programs. For example, improvements in the fragile housing market could be impaired by the wind-down of the Fed's purchases of mortgage-backed securities (MBS) and the expiration of the homebuyer tax credit. Furthermore, without targeted fiscal stimulus such as the cash for clunkers program, consumer spending is expected to be moderate in the coming quarters. Tight bank lending standards and continued concerns over the labor market are expected to dampen consumer demand unless additional stimulus is introduced. So while it appears that the economic recovery will be sustainable and fears of a double dip recession have abated, the economic recovery remains fragile.

     The Fed left the target range of the federal funds rate unchanged at 0.0-0.25% at the December 16th Federal Open Market Committee meeting. The Committee noted the improvement in economic activity but stated that "...low rates of resource utilization, subdued inflation trends and stable inflation expectations are likely to warrant exceptionally low levels of the federal funds rate for an extended period".

     While it is expected that the Fed will keep the fed funds rate unchanged for most if not all of 2010, it is likely that they will begin to gradually reduce monetary accommodation in other ways. During the crisis, the Fed employed quantitative easing tactics to flood the financial markets with liquidity. In order to avoid stimulating inflation as the economic recovery gains ground, the Fed will need to implement an exit strategy to reduce liquidity. The Fed has numerous tools available in its arsenal to drain excess liquidity from the system including terming out bank reserve deposits, commencing reverse repurchase agreements, and outright sale of securities purchased during the crisis. In all likelihood, reverse repos (which the Fed has already begun testing) and term deposits will be the Fed's most important tools for draining bank reserves. Outright asset sales, particularly MBS, are less likely given the fragility of the housing market. All in all, the timing of the exit strategy will be tricky. If the Fed removes accommodation too quickly, it could hamper the recovery, but if they move too slowly, inflationary pressure could build.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2009 (UNAUDITED)

     Although the economy began to show signs of recovery during the year in jobs, home sales, and consumer spending, the Federal Open Market Committee
(FOMC) maintained its 0% to 0.25% fed funds target throughout 2009. In addition, the FOMC stated at its last meeting of the year that "...stable inflation expectations are likely to warrant exceptionally low levels of the federal funds rate for an extended period." With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Mileage Fund's primary strategy for the year was to buy high quality, short-dated commercial paper, certificates of deposit and overnight repurchase agreements collateralized by non-government securities. The strategies implemented during the year enabled the Fund to remain competitive to its Lipper peer group.

     For the twelve months ended December 31, 2009, the total return of the Mileage Class was 0.04%. The Fund underperformed the Lipper Money Market Funds Average return of 0.17% by 13 basis points (0.13%). Based on annualized total returns, Lipper, Inc. ranked the Mileage Class of the Fund 230 among 296, 89 among 257, and 58 among 202 Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2009, respectively.

     The Lipper Money Market Funds Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                               (PERFORMANCE GRAPH)

                               ANNUALIZED TOTAL RETURNS
                                    AS OF 12/31/2009
                             ---------------------------
                             1 YEAR   5 YEARS   10 YEARS
                             ------   -------   --------
Mileage Class (1, 2)......    0.04%    2.84%     2.69%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.66%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2009

                                   MILEAGE
                                    CLASS
                                   -------
7-day Current Yield*                 0.01%
7-day Effective Yield*               0.01%
30-day Yield*                        0.01%
Weighted Avg. Maturity             14 Days

* Annualized. You may call 1-800-967-9009 to obtain the Fund's current seven day yields. Yield is a more accurate reflection of the Fund's current earnings than total returns. A portion of the fees charged to the Fund was waived. Yields in absence of fee waivers would have been negative.

TOP TEN ISSUERS AS OF DECEMBER 31, 2009

                                                  % OF
                                               NET ASSETS*
                                               -----------
Allied Irish Banks PLC......................       5.0%
Bank of Ireland N.Y.........................       5.0%
FCAR Owner Trust............................       5.0%
Toyota Credit Canada, Inc...................       4.9%
CBA (Delaware) Finance, Inc.................       4.9%
Edison Asset Securitization LLC.............       4.9%
Surrey Funding Corp.........................       4.9%
Old Line Funding LLC........................       4.9%
Solitaire Funding LLC.......................       4.9%
Societe Generale N.Y........................       4.9%

*    Percent of net assets of American Beacon Master Money Market Portfolio.

                    ASSET ALLOCATION AS OF DECEMBER 31, 2009

                                                   % OF
                                               NET ASSETS**
                                               ------------
Commercial Paper............................      48.72%
Repurchase Agreements.......................      34.85%
Time Deposits...............................       9.99%
Short-Term Investments......................       6.45%
Liabilities, Net of Other Assets............      -0.01%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMACE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
DECEMBER 31, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 through December 31, 2009.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                         Beginning     Ending        Expenses
                          Account     Account      Paid During
                           Value       Value         Period*
                          7/1/2009    12/31/09   7/1/09-12/31/09
                         ---------   ---------   ---------------
MILEAGE CLASS
Actual................   $1,000.00   $1,000.05        $2.12
Hypothetical (5%
   return before
   expenses)..........   $1,000.00   $1,023.09        $2.14

* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.42%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Money Market Mileage Fund:

We have audited the accompanying statement of assets and liabilities of American Beacon Money Market Mileage Fund (the "Fund") as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Money Market Mileage Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Dallas, Texas
February 26, 2010

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value .....................................   $    28,657
   Prepaid expenses ......................................................            13
                                                                             -----------
      TOTAL ASSETS .......................................................        28,670
                                                                             -----------
LIABILITIES:
   Payable for fund shares redeemed ......................................             9
   Distribution fees payable (Note 2) ....................................             6
   Administrative service and service fees payable (Note 2) ..............             3
   Professional fees payable .............................................            12
   Prospectus and shareholder reports payable ............................             6
   Other liabilities .....................................................             3
                                                                             -----------
      TOTAL LIABILITIES ..................................................            39
                                                                             -----------
   NET ASSETS ............................................................   $    28,631
                                                                             ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ....................................................        28,631
                                                                             -----------
NET ASSETS ...............................................................   $    28,631
                                                                             ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Mileage Class .........................................................    28,630,764
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Mileage Class .........................................................   $     1 .00
                                                                             ===========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income .......................................................   $ 16
   Interest income .......................................................    169
   Portfolio expenses ....................................................    (48)
                                                                             ----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .....................    137
                                                                             ----
FUND EXPENSES:
   Administrative service fees (Note 2) ..................................     33
   Transfer agent fees ...................................................      6
   Professional fees .....................................................     16
   Registration fees and expenses ........................................     24
   Distribution fees .....................................................     83
   Prospectus and shareholder reports ....................................     10
   Other expenses ........................................................      4
                                                                             ----
      TOTAL FUND EXPENSES ................................................    176
                                                                             ----
   Less reimbursement of fund expense (Note 2) ...........................    (52)
                                                                             ----
      NET FUND EXPENSES ..................................................    124
                                                                             ----
NET INVESTMENT INCOME ....................................................     13
                                                                             ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments ......................................      4
                                                                             ----
      NET GAIN ON INVESTMENTS ............................................      4
                                                                             ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $ 17
                                                                             ====

                             See accompanying notes
    See accompanying Financial Statements of the American Beacon Money Market
                                    Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                  Year Ended
                                                                                 December 31,
                                                                             -------------------
                                                                               2009       2008
                                                                             --------   --------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income..................................................   $     13   $  1,022
   Net realized gain on investments.......................................          4          2
                                                                             --------   --------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................         17      1,024
                                                                             --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income...............................................        (13)    (1,022)
      Net realized gain on investments....................................         (4)        (2)
                                                                             --------   --------
      DISTRIBUTIONS TO SHAREHOLDERS.......................................        (17)    (1,024)
                                                                             --------   --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares..........................................      5,485      7,454
   Reinvestment of dividends and distributions............................         17      1,012
   Cost of shares redeemed................................................    (17,553)   (15,601)
                                                                             --------   --------
      NET DECREASE IN NET ASSETS..........................................    (12,051)    (7,135)
                                                                             --------   --------
NET DECREASE IN NET ASSETS................................................    (12,051)    (7,135)
                                                                             --------   --------
NET ASSETS:
   Beginning of period....................................................     40,682     47,817
                                                                             --------   --------
   END OF PERIOD..........................................................   $ 28,631   $ 40,682
                                                                             ========   ========

                             See accompanying notes
    See accompanying Financial Statements of the American Beacon Money Market
                                    Portfolio

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The American Beacon Money Market Mileage Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified, no load, open-end management investment company.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the "Portfolio"), an open-end diversified management investment company.

AMERICAN BEACON:            (ARROW) invests assets in (ARROW)   AMERICAN BEACON MASTER TRUST:
----------------                                                -----------------------------
Money Market Mileage Fund                                       Money Market Portfolio

     The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (3.98% at December 31, 2009). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of the significant accounting policies followed by the Fund.

Security Valuation and Valuation Inputs

     The Fund records its investment in the Portfolio at fair value. Valuation of securities as well as the inputs used to value the Portfolio's net assets is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

     The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

Reimbursement and Waiver of Expenses

     The Manager voluntarily reimbursed distribution and other expenses totaling $51,561 for the year ended December 31, 2009.

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the year ended December 31, 2009, there are no fees subject to recoupment.

3. FEDERAL INCOME TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expense" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

     The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 were as follows (in thousands):

                                                                    MONEY MARKET MILEAGE
                                                                ---------------------------
                                                                 YEAR ENDED     YEAR ENDED
                                                                DECEMBER 31,   DECEMBER 31,
                                                                    2009           2008
                                                                ------------   ------------
DISTRIBUTIONS PAID FROM ORDINARY INCOME:
   Mileage Class.............................................        $17          $1,024
                                                                     ---          ------
TOTAL DISTRIBUTIONS..........................................        $17          $1,024
                                                                     ===          ======

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2009, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Fund did not have capital loss carryforwards as of December 31, 2009.

4. SUBSEQUENT EVENTS

     Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through February 26, 2010. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  Mileage Class
                                                                             Year Ended December 31,
                                                                ------------------------------------------------
                                                                  2009       2008      2007      2006      2005
                                                                -------    -------   -------   -------   -------
Net asset value, beginning of period ........................   $  1.00    $  1.00   $  1.00   $  1.00   $  1.00
                                                                -------    -------   -------   -------   -------
Income from investment operations:
   Net investment income (A) ................................       - B       0.02      0.05      0.05      0.03
   Net realized gain on investments .........................       - B        - B       - B       - B       - B
                                                                -------    -------   -------   -------   -------
Total income from investment operations .....................      0.00       0.02      0.05      0.05      0.03
                                                                -------    -------   -------   -------   -------
Less distributions:
   Dividends from net investment income .....................       - B      (0.02)    (0.05)    (0.05)    (0.03)
   Distributions from net realized gains on securities ......       - B        - B       - B       - B       - B
                                                                -------    -------   -------   -------   -------
Total distributions .........................................      0.00      (0.02)    (0.05)    (0.05)    (0.03)
                                                                -------    -------   -------   -------   -------
Net asset value, end of period ..............................   $  1.00    $  1.00   $ 1 .00   $  1.00   $ 1 .00
                                                                =======    =======   =======   =======   =======
Total return ................................................      0.04%      2.21%     4.68%     4.61%     2.75%
                                                                =======    =======   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .................   $28,631    $40,682   $47,817   $47,960   $50,684
   Ratios to average net assets (annualized):(A)
   Expenses, net of waivers .................................      0.51%      0.64%     0.72%     0.57%     0.58%
   Expenses before waivers ..................................      0.67%      0.64%     0.75%     0.57%     0.58%
   Net investment income, net of waivers ....................      0.04%      2.21%     4.59%     4.52%     2.73%
   Net investment income (loss), before waivers .............     (0.11)%     2.21%     4.56%     4.52%     2.73%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $.01 per share.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of American Beacon Money Market Portfolio (the "Portfolio"), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Money Market Portfolio at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/Ernst & Young LLP

Dallas, Texas
February 26, 2010

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

                                                                                                  PAR AMOUNT     VALUE
                                                                                                 -----------   --------
                                                                                                 (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 48.72%
   Calyon North America, Inc., 0.265%, Due 3/1/2010 .........................................    $    35,000   $ 34,985
   CBA (Delaware) Finance, Inc., 0.27%, Due 1/15/2010 .......................................         35,000     34,996
   Edison Asset Securitization LLC, 0.52%, Due 1/14/2010 #...................................         35,000     34,994
   FCAR Owner Trust, 0.40%, Due 1/6/2010 ....................................................         36,000     35,998
   National Australia Funding (Del) Inc., 0.21%, Due 2/18/2010 #.............................         35,000     34,990
   Old Line Funding LLC,
      0.65%, Due 1/8/2010 #..................................................................         20,000     19,997
      0.28%, Due 1/12/2010 #.................................................................          5,000      5,000
      0.50%, Due 2/1/2010 #..................................................................         10,000      9,996
   Societe Generale N.Y., 0.245%, Due 2/3/2010 ..............................................         35,000     34,992
   Solitaire Funding LLC, 0.31%, Due 1/27/2010 #.............................................         35,000     34,992
   Surrey Funding Corp., 0.24%, Due 2/1/2010 #...............................................         35,000     34,993
   Toyota Credit Canada, Inc., 0.23%, Due 1/13/2010 .........................................         35,000     34,997
                                                                                                               --------
   TOTAL COMMERCIAL PAPER                                                                                       350,930
                                                                                                               --------
TIME DEPOSITS - 9.99%
   Allied Irish Banks PLC, 0.65%, Due 1/13/2010 .............................................         36,000     36,000
   Bank of Ireland N.Y., 0.40%, Due 1/7/2010 ................................................         36,000     36,000
                                                                                                               --------
   TOTAL TIME DEPOSITS                                                                                           72,000
                                                                                                               --------

                                                                                                    SHARES
                                                                                                 -----------
SHORT-TERM INVESTMENTS - 6.45%
   AIM Short-Term Investment Company Liquid Asset Fund.......................................     26,685,528     26,686
   DWS Money Market Series 23................................................................      1,091,499      1,091
   RBC Prime Money Market Fund...............................................................     18,691,630     18,692
                                                                                                               --------
   TOTAL SHORT-TERM INVESTMENTS                                                                                  46,469
                                                                                                               --------

                                                                                                  PAR AMOUNT
                                                                                                 -----------
REPURCHASE AGREEMENTS - 34.85%
   Barclays Capital, Inc., 0.463%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $39,600, 5.45% - 7.0%, 9/15/2014 -
      12/31/2099).............................................................................   $    36,000     36,000
   RBC Capital Markets Corp., 0.263%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at $37,805)..................................        36,000     36,000
   J.P. Morgan Clearing Corp., 0.313%, Due 1/4/2010 (Held at JPMorgan Chase, Collateralized
      by Equity Securities valued at $36,750).................................................        35,000     35,000
   BNP Paribas Securities Corp., 0.413%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $39,600, Zero Coupon - 11.625%,
      1/15/2010 - 2/15/2035)..................................................................        36,000     36,000
   Morgan Stanley & Co., Inc., 0.313%, Due 1/4/2010 (Held at JPMorgan Chase, Collateralized
      by Equity Securities valued at $37,800).................................................        36,000     36,000
   Wells Fargo Securities LLC, 0.363%, Due 1/4/2010 (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued at $37,800, Zero Coupon - 17.0%,
      2/25/2010 - 11/15/2056).................................................................        36,000     36,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.263%, Due 1/4/2010 (Held at Bank of New
      York Mellon, Collateralized by Equity Securities valued at $39,600).....................        36,000     36,000
                                                                                                               --------
   TOTAL REPURCHASE AGREEMENTS                                                                                  251,000
                                                                                                               --------
TOTAL INVESTMENTS   - 100.01% (COST $720,399)                                                                  $720,399
LIABILITIES, NET OF OTHER ASSETS - (0.01%)                                                                         (106)
TOTAL NET ASSETS - 100.00%                                                                                     $720,293
                                                                                                               ========

Percentages are stated as a percent of net assets.

# Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $174,962 or 24.29% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (IN THOUSANDS)

ASSETS:
   Investment in securities at value (cost - $469,399) ......................   $469,399
   Repurchase agreement (cost - $251,000) ...................................    251,000
   Dividends and interest receivable ........................................         31
   Prepaid expenses .........................................................         11
                                                                                --------
      TOTAL ASSETS ..........................................................    720,441
                                                                                --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .................         59
   Professional fees payable ................................................         41
   Trustee fees payable .....................................................         17
   Other liabilities ........................................................         31
                                                                                --------
      TOTAL LIABILITIES .....................................................        148
                                                                                --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ....................   $720,293
                                                                                ========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

INVESTMENT INCOME:
   Dividend income ..........................................................   $  385
   Interest income ..........................................................    4,231
                                                                                ------
      TOTAL INVESTMENT INCOME ...............................................    4,616
                                                                                ------
EXPENSES:
   Management and investment advisory fees (Note 2) .........................      834
   Custodian fees ...........................................................       68
   Professional fees ........................................................       47
   Insurance fees ...........................................................      174
   Trustee expenses .........................................................       62
                                                                                ------
      TOTAL EXPENSES ........................................................    1,185
                                                                                ------
NET INVESTMENT INCOME .......................................................    3,431
                                                                                ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments .........................................       85
                                                                                ------
      NET GAIN ON INVESTMENTS ...............................................       85
                                                                                ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................   $3,516
                                                                                ======

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                 Year Ended December 31,
                                                               ---------------------------
                                                                   2009           2008
                                                               -----------   -------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ...................................   $     3,431   $     330,834
   Net realized gain on investments ........................            85             197
                                                               -----------   -------------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ........................................         3,516         331,031
                                                               -----------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ...........................................       877,408     125,022,264
   Withdrawals .............................................    (1,122,919)   (137,575,006)
                                                               -----------   -------------
      NET DECREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL
         INTERESTS .........................................      (245,511)    (12,552,742)
                                                               -----------   -------------
      NET DECREASE IN NET ASSETS ...........................      (241,995)    (12,221,711)
                                                               -----------   -------------
NET ASSETS:
   Beginning of period .....................................       962,288      13,183,999
                                                               -----------   -------------
   END OF PERIOD ...........................................   $   720,293   $     962,288
                                                               ===========   =============

FINANCIAL HIGHLIGHTS

                                                          Year Ended December 31,
                                                     --------------------------------
                                                     2009   2008   2007   2006   2005
                                                     ----   ----   ----   ----   ----
Total return .....................................   0.42%  2.75%  5.33%  5.09%  3.25%
Ratios to average net assets (annualized):
   Expenses.......................................   0.14%  0.11%  0.11%  0.11%  0.11%
   Net investment income..........................   0.41%  2.94%  5.19%  5.03%  3.20%

                             See accompanying notes

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Money Market Portfolio (the "Portfolio") is a series of the American Beacon Master Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

Affiliated Ownership

     At December 31, 2009, 100% of the Portfolio was held by affiliated funds.

Valuation of Investments

     Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

     Various inputs may be used to determine the fair value of the Portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The Portfolio's investments are summarized by level based on the inputs used to determine their values and at December 31, 2009, were classified as follows: (in thousands)

                                                           Level 1    Level 2   Level 3     Total
                                                           -------   --------   -------   --------
Asset Description:
Commercial Paper........................................   $    --   $350,930     $--     $350,930
Time Deposits...........................................        --     72,000      --       72,000
Short-Term Investments..................................    46,469         --      --       46,469
Repurchase Agreements...................................        --    251,000      --      251,000
                                                           -------   --------     ---     --------
   Total Investments in Securities......................   $46,469   $673,930     $--     $720,399
                                                           =======   ========     ===     ========

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expense" on the Statement of Operations.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2009 the Portfolio earned $916 under the credit facility. This amount is included in interest income on the Statement of Operations.

3. SUBSEQUENT EVENTS

     Management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through February 26, 2010. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

AMERICAN BEACON MILEAGE FUNDS
PRIVACY POLICY AND FEDERAL TAX INFORMATION
(UNAUDITED)

PRIVACY POLICY

     The American Beacon Mileage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

          -    information we receive from you on applications or other forms;

          - information about your transactions with us or our service providers; and

          -    information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

     The distributions to shareholders during the tax year ended December 31, 2009 include short-term capital gains of $3,454 for the Money Market Mileage Fund.

     We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2009. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

     The Trustees and officers of the American Beacon Mileage Funds (the "Trust") and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees nineteen funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
-------------------------   -------------------   ------------------------------------------------------------------------
INTERESTED TRUSTEES

                                   Term
                             Lifetime of Trust
                              until removal,
                              resignation or
                                retirement*

Alan D. Feld** (73)         Trustee since 1996    Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present);
                                                  Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint
                                                  Properties (1994-2006); Member, Board of Trustees, Southern Methodist
                                                  University; Member, Board of Visitors, M.D. Anderson Hospital; Board of
                                                  Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Funds
                                                  (1996-Present); Trustee, American Beacon Select Funds (1999-Present)

NON-INTERESTED TRUSTEES            Term
W. Humphrey Bogart (65)     Trustee since 2004    Board Member, Baylor University Medical Center Foundation (1992-2004);
                                                  Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                  (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997);
                                                  President and CEO, Fidelity Investments Southwest Company (1983-1995);
                                                  Senior Vice President of Regional Centers, Fidelity Investments
                                                  (1988-1995); Trustee, American Beacon Funds (2004-Present); Trustee,
                                                  American Beacon Select Funds (2004-Present)

Brenda A. Cline (49)        Trustee since 2004    Executive Vice President, Chief Financial Officer, Treasurer and
                                                  Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas
                                                  Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc.
                                                  (d/b/a Cook Children's Health Foundation) (2001-2006); Director,
                                                  Christian Church Foundation (1999-2007); Trustee, American Beacon Funds
                                                  (2004-Present); Trustee, American Beacon Select Funds (2004-Present)

Eugene J. Duffy (55)        Trustee since 2008    Principal and Executive Vice President, Paradigm Asset Management
                                                  (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present);
                                                  Chairman, Special Contributions Fund Board of Trustees, National
                                                  Association for the Advancement of Colored People (2007-Present);
                                                  Trustee, National Association for the Advancement of Colored People
                                                  (2000-Present); Board of Visitors, Emory University (2006-Present);
                                                  Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie
                                                  L. Brown Jr. Institute on Politics and Public Service (2001-Present);
                                                  Chair, National Association of Securities Professionals (2000-2002);
                                                  Deputy Chief Administrative Officer, City of Atlanta (1985-1990);
                                                  Trustee, American Beacon Funds, (2008-Present); Trustee, American Beacon
                                                  Select Funds (2008-Present)

Thomas M. Dunning (67)      Trustee since 2008    Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive
                                                  Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC
                                                  (2007-Present); Board Member, Baylor Health Care System Foundation
                                                  (2007-Present); Vice Chair, State Fair of Texas (1987-Present); Board
                                                  Member, Southwestern Medical Foundation(1994-Present); Board Member,
                                                  John Tower Center for Political Studies/SMU (2008-Present); Board
                                                  Member, University of Texas Development Board (2008-Present); Trustee,
                                                  American Beacon Funds, (2008-Present); Trustee, American Beacon Select
                                                  Funds (2008-Present)

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
-------------------------   -------------------   ------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
(CONT.)
Richard A. Massman (66)     Trustee since 2004    Consultant and General Counsel Emeritus (2009-Present) and Senior Vice
                            Chairman since 2008   President and General Counsel (1994-2009), Hunt Consolidated, Inc.
                                                  (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), The
                                                  Dallas Opera Foundation; Chairman (2006-2009) and Director
                                                  (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian
                                                  Healthcare Foundation (2006-Present); Trustee, American Beacon Funds
                                                  (2004-Present); Trustee, American Beacon Select Funds (2004-Present)

R. Gerald Turner (64)       Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                          ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                          (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                               (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                  (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                  (2003-2007); Member, Salvation Army of Dallas Board of Directors;
                                                  Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission
                                                  on Intercollegiate Athletics; Trustee, American Beacon Funds
                                                  (2001-Present); Trustee, American Beacon Select Funds (2001-Present)

Paul J. Zucconi,CPA (68)    Trustee since 2008    Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals
                                                  Corporation (producer of titanium melted and mill products and sponge)
                                                  (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation
                                                  serving North Texas (2003-Present); Director, Dallas Chapter of National
                                                  Association of Corporate Directors (2004-Present); Partner, KPMG
                                                  (1976-2001); Trustee, American Beacon Funds, (2008-Present); Trustee,
                                                  American Beacon Select Funds (2008-Present)

OFFICERS                           Term
                                 One Year

William F. Quinn (62)         Executive Vice      Executive Chairman (2009-Present), Chairman (2006-2009) CEO (2006-2007),
                              President from      President (1986-2006) and Director (2003-Present), American Beacon
                             2007 to 2008 and     Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989,
                               2009-Present       2003-Present), American Airlines Federal Credit Union; Director Hicks
                              President from      Acquisition I, Inc. (2007-2009); Director, Crescent Real Estate
                               1987 to 2007       Equities, Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC
                               Trustee from       (investment advisor) (2001-2006); Director of Investment Committee,
                               1995 to 2008       Southern Methodist University Endowment Fund (1996-Present); Member,
                                                  Southern Methodist University Cox School of Business Advisory Board
                                                  (1999-2002); Member, New York Stock Exchange Pension Manager Committee
                                                  (1997-1998, 2000-2002, 2006-Present); Chairman (2007-Present) and Vice
                                                  Chairman (2004-2007), Committee for the Investment of Employee Benefits;
                                                  Director, United Way of Metropolitan Tarrant County (1988-2000,
                                                  2004-Present); Trustee, American Beacon Funds (1987-2008); Trustee,
                                                  American Beacon Select Funds (1999-2008); Trustee, American Beacon
                                                  Master Trust (1995-2008)

Gene L. Needles, Jr. (55)     President since     President, CEO and Director (2009-Present), American Beacon Advisors,
                                   2009           Inc.; President (2008-2009), Touchstone Investments; President
                              Executive Vice      (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003),
                              President 2009      National Sales Manager (1999-2002), and Regional Sales Manager
                                                  (1993-1999), AIM Distributors.

TRUSTEES AND OFFICERS
AMERICAN BEACON MILEAGE FUNDS AND AMERICAN BEACON MASTER TRUST
(UNAUDITED)

                             POSITION, TERM OF
                             OFFICE AND LENGTH
                               OF TIME SERVED                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
  NAME, AGE AND ADDRESS        WITH THE TRUST                             AND CURRENT DIRECTORSHIPS
-------------------------   -------------------   ------------------------------------------------------------------------
Rosemary K. Behan (51)       VP, Secretary and    Vice President, Legal and Compliance, American Beacon Advisors, Inc.
                                Chief Legal       (2006-Present); Assistant General Counsel, First Command Financial
                            Officer since 2006    Planning, Inc. (2004-2006); Attorney, Securities and Exchange Commission
                                                  (1995-2004)

Brian E. Brett (49)            VP since 2004      Vice President, Director of Sales and Marketing, American Beacon
                                                  Advisors, Inc. (2004-Present); Regional Vice President, Neuberger
                                                  Berman, LLC (investment advisor) (1996-2004)

Wyatt L. Crumpler (43)         VP since 2007      Vice President, Asset Management, American Beacon Advisors, Inc.
                                                  (2007-Present); Managing Director of Corporate Accounting (2004-2007),
                                                  Director of IT Strategy and Finance (2002-2004), American Airlines, Inc.

Michael W. Fields (56)         VP since 1989      Vice President, Fixed Income Investments, American Beacon Advisors, Inc.
                                                  (1988-Present); Director American Beacon Global Funds SPC
                                                  (2002-Present); Director, American Beacon Global Funds plc (2007-2009).

Melinda G. Heika (48)         Treasurer since     Vice President, Finance and Accounting (2010-Present), Controller
                                   2010           (2005-2009), Assistant Controller (1998-2004), American Beacon Advisors,
                                                  Inc.

Terri L. McKinney (46)         VP since 2010      Vice President, Enterprise Services (2009-Present), Managing Director
                                                  (2003-2009), Director of Marketing and Retail Sales (1996-2003),
                                                  American Beacon Advisors, Inc.; Vice President, Board of Trustees
                                                  (2008-Present), Trustee (2006-2008) Down Syndrome Guild of Dallas

Jeffrey K. Ringdahl (34)       VP since 2010      Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present);
                                                  Vice President Product Management, Touchstone Advisors, Inc.
                                                  (2007-2010); Senior Director, Business Integration, Fidelity Investments
                                                  (2005-2007)

Christina E. Sears (38)      Chief Compliance     Chief Compliance Officer, (2004-Present); Senior Compliance Analyst
                            Officer since 2004    (1998-2004), American Beacon Advisors, Inc.
                                 and Asst.
                              Secretary since
                                   1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

** Mr. Feld is deemed to be an "interested person" of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

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                                       23

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                                       24

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                                       25

(AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (E-MAIL)

                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                   (INTERNET)

                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com


                                   (TELEPHONE)

                                  BY TELEPHONE:
                                 (800) 388-3344

                                     (MAIL)

                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Fund's website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES,
TRUST                   SERVICES                ERNST & YOUNG LLP        LLC
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas            Portland, Maine

This report is prepared for shareholders of the American Beacon Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.

                                                                        AR 12/09
                                                                        00072610


ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Mr. Paul J. Zucconi, CPA, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. Paul J. Zucconi is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------


  $53,908         12/31/2008
  $27,029         12/31/2009



(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------


      $0                 12/31/2008
      $0                 12/31/2009

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------


 $2,370         12/31/2008
 $0             12/31/2009


(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------


     $0               12/31/2008
     $0               12/31/2009

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------


  $2,370       $0                   N/A                       12/31/2008
  $0           $0                   N/A                       12/31/2009

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio and U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ Gene L. Needles, Jr.
   --------------------
   Gene L. Needles, Jr.
   President

Date: March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.
   --------------------
   Gene L. Needles, Jr.
   President

Date: March 5, 2010


By /s/ Melinda G. Heika
   ---------------------
   Melinda G. Heika
   Treasurer

Date: March 5, 2010